Cover Page - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2021
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity Registrant Name	Celyad Oncology SA
Entity Central Index Key	0001637890
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Filer Category	Accelerated Filer
Entity Emerging Growth Company	false
Entity Shell Company	false
Entity Interactive Data Current	Yes
Entity Voluntary Filers	No
Entity Common Stock, Shares Outstanding	22,593,956
ICFR Auditor Attestation Flag	true
Entity File Number	001-37452
Document Accounting Standard	International Financial Reporting Standards
Entity Incorporation, State or Country Code	C9
Entity Address, Address Line One	Rue Edouard Belin 2
Entity Address, City or Town	Mont-Saint-Guibert
Entity Address, Country	BE
Entity Address, Postal Zip Code	1435
Auditor Name	SRL EY Bedrijfsrevisoren	BDO Réviseurs d’Entreprises SRL
Auditor Firm ID	1467	1432
Auditor Location	Belgium	Zaventem, Belgium
Business Contact [Member]
Document Information [Line Items]
Contact Personnel Name	Filippo Petti
Entity Address, Address Line One	Rue Edouard Belin 2
Entity Address, City or Town	Mont-Saint-Guibert
Entity Address, Country	BE
Entity Address, Postal Zip Code	1435
City Area Code	32
Local Phone Number	10 394 100
Contact Personnel Fax Number	10 394 141
ADR [Member]
Document Information [Line Items]
Title of 12(b) Security	American Depositary Shares, each representing one ordinary share, no nominal value per share
Trading Symbol	CYAD
Security Exchange Name	NASDAQ
Ordinary shares [member]
Document Information [Line Items]
No Trading Symbol Flag	true
Title of 12(b) Security	Ordinary shares, no nominal value per share
Security Exchange Name	NASDAQ